CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
CONSOLIDATED NET INCOME	$ 7,366	$ 7,124	$ 8,626
Depreciation and amortization	1,970	1,976	1,977
Stock-based compensation expense	236	209	227
Deferred income taxes	73	(40)	648
Equity (income) loss - net of dividends	(122)	(371)	(201)
Foreign currency adjustments	(137)	415	168
Significant (gains) losses on sales of assets - net	(374)	831	(670)
Other operating charges	929	761	465
Other items	744	149	234
Net change in operating assets and liabilities	(157)	(439)	(932)
Net cash provided by operating activities	10,528	10,615	10,542
INVESTING ACTIVITIES
Purchases of investments	(15,831)	(17,800)	(14,782)
Proceeds from disposals of investments	14,079	12,986	12,791
Acquisitions of businesses, equity method investments and nonmarketable securities	(2,491)	(389)	(353)
Proceeds from disposals of businesses, equity method investments and nonmarkatable securities	565	148	872
Purchases of property, plant and equipment	(2,553)	(2,406)	(2,550)
Proceeds from disposals of property, plant and equipment	85	223	111
Other investing activities	(40)	(268)	(303)
Net cash provided by (used in) investing activities	(6,186)	(7,506)	(4,214)
FINANCING ACTIVITIES
Issuances of debt	40,434	41,674	43,425
Payments of debt	(37,738)	(36,962)	(38,714)
Issuances of stock	1,245	1,532	1,328
Purchases of stock for treasury	(3,564)	(4,162)	(4,832)
Dividends	(5,741)	(5,350)	(4,969)
Other financing activities	251	(363)	17
Net cash provided by (used in) financing activities	(5,113)	(3,631)	(3,745)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(878)	(934)	(611)
CASH AND CASH EQUIVALENTS
Net increase (decrease) during the year	(1,649)	(1,456)	1,972
Balance at beginning of year	8,958	10,414	8,442
Balance at end of year	$ 7,309	$ 8,958	$ 10,414